STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
STOCK-BASED COMPENSATION PLANS
Schedule of the stock-based compensation included in consolidated statements of operations

The following table summarizes the stock-based compensation that has been included in the following line items within the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2015	2014	2013
Operating expenses:
Cost of revenues	$ 127	$ 172	$ 105
Sales and marketing	127	264	291
Technology and development	581	703	825
General and administrative	3,795	5,682	6,841

Total stock-based compensation	$ 4,630	$ 6,821	$ 8,062

Tax benefit recognized(a)	$ 1,574	$ 2,387	$ 2,741

(a)	Income tax benefit is presented prior to consideration of the Company’s deferred tax asset valuation allowance. See Note 9, “Income Taxes”.

Schedule of activity for restricted stock units

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
	(in thousands)
Nonvested at December 31, 2014	805	$ 11.34
Granted	272	$ 15.19
Vested	(412)	$ 11.57
Forfeited/canceled	(263)	$ 12.20

Nonvested at December 31, 2015	402	$ 13.15

Schedule of stock option activity

	Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands)		(in years)	(in thousands)
Outstanding at December 31, 2014	947	$ 12.28
Granted	548	$ 14.74
Exercised	(144)	$ 11.77
Forfeited/canceled	(508)	$ 14.53

Outstanding at December 31, 2015	843	$ 12.61	7.2	$ 355

Exercisable at December 31, 2015	328	$ 11.41	4.3	$ 212

Expected to vest at December 31, 2015	485	$ 13.35	9.0	$ 137

Schedule of weighted-average assumptions used to estimate the fair value of stock options granted during the period
	Year Ended December 31,
	2015	2014
Risk-free interest rate	1.71%	1.87%
Expected term (in years)	5.83	5.96
Dividend yield	0%	0%
Volatility	45.65%	48.93%

Schedule of weighted-average assumptions used to estimate the fair value of employee stock purchase plan shares during the period
	Year Ended December 31,
	2015	2014	2013
Risk-free interest rate	0.3%	0.2%	0.2%
Expected term (in years)	0.5 – 2.0	0.5 – 2.0	0.5 – 2.0
Dividend yield	0%	1.0%	8.1%
Volatility	48.8%	43.7%	40.4%